Regulatory Assets and Liabilities - Schedule of Regulatory Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Regulatory Assets And Liabilities [Line Items]
Regulatory assets, total	$ 368,421	$ 476,720
Net regulatory assets	50,307	102,480
Accrued pension and other postretirement benefit costs [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory assets, total	249,985	373,615
Unrealized net loss on non-trading derivatives (Swaps) [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory assets, total	160	2,395
Deferred purchased gas costs [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory assets, total	18,217	6,031
Regulatory liabilities, total		(98,957)
Accrued purchased gas costs [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory assets, total	31,500	30,300
Unamortized premium on reacquired debt [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory assets, total	19,614	19,452
Other [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory assets, total	48,945	44,927
Accumulated removal costs [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory liabilities, total	(279,000)	(256,000)
Unrealized net gain on non-trading derivatives (Swaps) [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory liabilities, total	(981)	(6)
Deferred gain on southern Nevada division operations facility [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory liabilities, total	(253)	(392)
Unamortized gain on reacquired debt [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory liabilities, total	(11,398)	(11,934)
Other [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory liabilities, total	$ (26,482)	$ (6,951)